Fair value measurement (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivable (non-current)	R$ 39,485	R$ 42,568
Loans and financing	(1,795,752)	(1,934,295)
Lease liabilities	(874,569)	(769,525)
Accounts payable to selling shareholders	(566,867)	(528,678)
Notes payable		(62,176)
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Trade receivable (non-current)	39,485	42,568
Loans and financing	(1,795,752)	(1,934,295)
Lease liabilities	(874,569)	(769,525)
Accounts payable to selling shareholders	(566,867)	(528,678)
Notes payable		(62,176)
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Trade receivable (non-current)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
IfrsStatementLineItems [Line Items]
Trade receivable (non-current)